Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 1,674	$ 650